Schedule of detailed information about financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 199	$ 553	$ 1,285	$ 8,604
Loans and borrowings	29,086	32,388	28,561
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	9,644	5,676	6,921
Cash and cash equivalents	199	553	1,285
Restricted cash	292	608	1,195
Total	10,135	6,837	9,401
Loans and borrowings	29,086	32,388	28,561
Trade and other payables	24,345	9,586	10,847
Total	$ 53,431	$ 41,974	$ 39,408